Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Arcos Dorados Holdings Inc. Shareholders	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Common Stock in treasury	Non-controlling interests	Class A shares of common stock	Class A shares of common stock Common Stock	Class B shares of common stock	Class B shares of common stock Common Stock
Balance at period start (in shares) at Dec. 31, 2019	204,070,029							124,070,029	132,063,631	80,000,000	80,000,000
Balance at period start at Dec. 31, 2019	$ 421,566	$ 421,138	$ 13,375	$ 471,149	$ (519,505)	$ (60,000)	$ 428		$ 383,204		$ 132,915
Balance at period start (in shares) at Dec. 31, 2019						(7,993,602)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss) for the year	(149,386)	(149,451)		(149,451)			65
Other comprehensive loss	(65,378)	(65,355)			(65,355)		(23)
Dividends to Arcos Dorados Holdings Inc.’s shareholders	(10,220)	(10,220)		(10,220)
Cash Dividends on restricted share units under the 2011 Equity Incentive Plan	(130)	(130)		(130)
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders	0			(20,453)		$ 20,453
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders (in shares)						2,723,614
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan (in shares)								472,130	472,130
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0		(3,399)						$ 3,399
Stock-based compensation related to the 2011 Equity Incentive Plan	1,564	1,564	1,564
Balance at period end (in shares) at Dec. 31, 2020									132,535,761		80,000,000
Balance at period end at Dec. 31, 2020	198,016	197,546	11,540	290,895	(584,860)	$ (39,547)	470		$ 386,603		$ 132,915
Balance at period end (in shares) at Dec. 31, 2020						(5,269,988)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss) for the year	45,853	45,486		45,486			367
Other comprehensive loss	(23,013)	(22,908)			(22,908)		(105)
Dividends to Arcos Dorados Holdings Inc.’s shareholders	(21)	(21)		(21)
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders	0			(20,180)		$ 20,180
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders (in shares)						2,960,926
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan (in shares)								251,623	251,623
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0		(1,766)						$ 1,766
Stock-based compensation related to the 2011 Equity Incentive Plan	327	327	327
Balance at period end (in shares) at Dec. 31, 2021									132,787,384		80,000,000
Balance at period end at Dec. 31, 2021	221,162	220,430	10,101	316,180	(607,768)	$ (19,367)	732		$ 388,369		$ 132,915
Balance at period end (in shares) at Dec. 31, 2021						(2,309,062)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss) for the year	140,920	140,343		140,343			577
Other comprehensive loss	(5,834)	(5,692)			(5,692)		(142)
Dividends to Arcos Dorados Holdings Inc.’s shareholders	(31,587)	(31,587)		(31,587)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan (in shares)								116,223	116,223
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0		(1,024)						$ 1,024
Stock-based compensation related to the 2011 Equity Incentive Plan	129	129	129
Dividends to non-controlling interests	(363)						(363)
Balance at period end (in shares) at Dec. 31, 2022									132,903,607		80,000,000
Balance at period end at Dec. 31, 2022	$ 324,427	$ 323,623	$ 9,206	$ 424,936	$ (613,460)	$ (19,367)	$ 804		$ 389,393		$ 132,915
Balance at period end (in shares) at Dec. 31, 2022						(2,309,062)